PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Australia : 2.4%
30,173
BHP Group Ltd. - Class DI
$ 795,641
0.5
15,432  Fortescue Metals Group
Ltd.
191,317
0.1
14,908
Rio Tinto Ltd.
1,153,982
0.6
95,415
South32 Ltd. - Class DI
231,562
0.1
442,978
Telstra Group Ltd.
1,140,766
0.6
109,998
Transurban Group
920,932
0.5
4,434,200
2.4
Brazil : 0.5%
162,800  Cia Siderurgica Nacional
SA
298,986
0.2
27,187
Telefonica Brasil SA
222,672
0.1
172,637
TIM SA/Brazil
444,734
0.2
966,392
0.5
Canada : 4.8%
8,493
Agnico Eagle Mines Ltd.
716,177
0.4
32,775
AltaGas Ltd.
801,554
0.4
42,051
Barrick Gold Corp.
736,467
0.4
7,269  Canadian National Railway
Co.
811,711
0.5
2,323  Canadian Pacific Kansas
City Ltd.
177,720
0.1
7,234  Canadian Utilities Ltd. -
Class A
185,701
0.1
16,248  CCL Industries, Inc. -
Class B
900,687
0.5
10,887
Enbridge, Inc.
471,001
0.3
1,583
Franco-Nevada Corp.
193,843
0.1
29,044
Keyera Corp.
957,795
0.5
23,581
Kinross Gold Corp.
230,917
0.1
10,983
Pembina Pipeline Corp.
452,483
0.3
17,109  Rogers Communications,
Inc. - Class B
611,014
0.3
4,680
TC Energy Corp.
228,175
0.1
7,134  West Fraser Timber Co.
Ltd.
700,738
0.4
3,333
WSP Global, Inc.
592,705
0.3
8,768,688
4.8
Chile : 0.3%
60,455
Lundin Mining Corp.
593,301
0.3
China : 2.1%
514,500  BOE Technology Group
Co. Ltd. - Class A
307,079
0.2
1,070,000  China Communications
Services Corp. Ltd. - Class
H
563,900
0.3
206,000  China Oilfield Services
Ltd. - Class H
178,381
0.1
1,744,000
(1)
China Tower Corp. Ltd. -
Class H
229,484
0.1
47,100  China Yangtze Power Co.
Ltd. - Class A
177,902
0.1
240,000  CMOC Group Ltd. - Class
H
179,839
0.1
347,500
Fosun International Ltd.
188,977
0.1
175,500  Goldwind Science &
Technology Co. Ltd. -
Class A
272,020
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
290,700  Inner Mongolia Yuan Xing
Energy Co. Ltd. - Class A
$ 235,500
0.1
568,000
(2)
MMG Ltd.
194,962
0.1
18,100  Sieyuan Electric Co. Ltd.
- Class A
194,912
0.1
178,500  Sinoma International
Engineering Co. - Class A
258,486
0.1
180,000  Weichai Power Co. Ltd. -
Class H
249,599
0.1
110,300  Western Mining Co. Ltd. -
Class A
258,900
0.2
55,800  Yutong Bus Co. Ltd. -
Class A
169,136
0.1
60,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
213,759
0.1
3,872,836
2.1
Denmark : 0.1%
115  AP Moller - Maersk A/S -
Class B
195,715
0.1
France : 5.7%
6,556
Aeroports de Paris
759,315
0.4
7,007
Air Liquide SA
1,165,509
0.6
2,703
Airbus SE
422,493
0.2
3,473
Arkema SA
275,569
0.2
14,715
Cie de Saint-Gobain
1,343,615
0.7
10,005
Eiffage SA
903,356
0.5
40,374
Engie SA
643,599
0.4
63,830
Getlink SE
1,043,758
0.6
9,202
Legrand SA
923,323
0.5
71,808
Orange SA
765,330
0.4
23,801
Rexel SA
615,214
0.3
1,796
Safran SA
419,085
0.2
4,882
Schneider Electric SE
1,257,703
0.7
10,537,869
5.7
Germany : 3.0%
5,499
Deutsche Post AG, Reg
202,334
0.1
61,406  Deutsche Telekom AG,
Reg
1,964,431
1.1
4,982
Heidelberg Materials AG
629,989
0.4
10,592
Siemens AG, Reg
2,057,575
1.1
5,543
Symrise AG
613,173
0.3
5,467,502
3.0
Greece : 0.3%
44,563
Public Power Corp. SA
539,994
0.3
Hong Kong : 0.7%
65,500  CK Hutchison Holdings
Ltd.
342,532
0.2
78,500  Power Assets Holdings
Ltd.
516,009
0.3
52,500
Swire Pacific Ltd. - Class A
432,280
0.2
1,290,821
0.7
India : 2.9%
2,126
ABB India Ltd.
187,184
0.1
209,417
Bharat Electronics Ltd.
766,125
0.4
20,155
Havells India Ltd.
410,492
0.2
46,079
Hindalco Industries Ltd.
358,906
0.2
5,262
Hindustan Aeronautics Ltd.
279,784
0.1
25,058
Larsen & Toubro Ltd.
1,107,087
0.6

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
106,046
NMDC Ltd.
$ 290,006
0.2
135,817  Power Grid Corp. of India
Ltd.
530,260
0.3
426,621
Tata Steel Ltd.
732,085
0.4
126,052
Vedanta Ltd.
678,305
0.4
5,340,234
2.9
Indonesia : 0.1%
528,600  Indah Kiat Pulp & Paper
Tbk PT
242,139
0.1
Ireland : 1.6%
5,647
AerCap Holdings NV
561,086
0.3
4,833
Allegion PLC
680,680
0.4
4,073
CRH PLC IE
417,874
0.2
12,630
DCC PLC
921,061
0.5
5,474
(2)
James Hardie Industries
PLC
203,943
0.1
512
Trane Technologies PLC
213,105
0.1
2,997,749
1.6
Italy : 0.3%
9,462
Leonardo SpA
254,817
0.1
36,738  Terna - Rete Elettrica
Nazionale
310,935
0.2
565,752
0.3
Japan : 7.5%
57,700
Central Japan Railway Co.
1,188,312
0.7
74,400  Chubu Electric Power Co.,
Inc.
787,683
0.4
7,200
FANUC Corp.
187,065
0.1
39,400
Hitachi Ltd.
992,914
0.5
11,500
Japan Airlines Co. Ltd.
191,456
0.1
53,900
JFE Holdings, Inc.
616,756
0.3
11,300  Kansai Electric Power Co.,
Inc.
145,593
0.1
13,300  Kawasaki Kisen Kaisha
Ltd.
177,218
0.1
4,100
Keyence Corp.
1,778,961
1.0
17,500
Makita Corp.
549,530
0.3
35,800
Marubeni Corp.
540,345
0.3
109,600  Mitsubishi Chemical Group
Corp.
576,617
0.3
10,900
Mitsubishi Corp.
184,582
0.1
25,900
Mitsubishi Electric Corp.
439,765
0.2
11,900  Mitsubishi Heavy
Industries Ltd.
175,202
0.1
40,700  Murata Manufacturing Co.
Ltd.
681,024
0.4
57,500
Nitto Denko Corp.
919,298
0.5
37,000
Osaka Gas Co. Ltd.
812,489
0.5
31,200  Shin-Etsu Chemical Co.
Ltd.
1,157,782
0.6
3,000
SoftBank Group Corp.
179,841
0.1
49,800
Sumitomo Corp.
1,068,914
0.6
50,200
(2)
Tokyo Electric Power Co.
Holdings, Inc.
180,633
0.1
12,700
Toyota Tsusho Corp.
217,293
0.1
13,749,273
7.5
Luxembourg : 0.5%
33,205
ArcelorMittal SA
834,834
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia : 0.2%
67,000
Tenaga Nasional Bhd
$ 205,931
0.1
247,000  YTL Power International
Bhd
189,413
0.1
395,344
0.2
Netherlands : 0.1%
59,864
Koninklijke KPN NV
232,232
0.1
Norway : 0.1%
2,049
Kongsberg Gruppen ASA
241,458
0.1
Qatar : 0.2%
126,649
Ooredoo QPSC
411,844
0.2
Russia : —%
267,141
(3)
Alrosa PJSC
—
—
4,101,092
(3)
Inter RAO UES PJSC
—
—
124,960
(3)
Mobile TeleSystems PJSC
—
—
—
—
Saudi Arabia : 0.4%
25,774  Sahara International
Petrochemical Co.
166,742
0.1
26,172  Saudi Basic Industries
Corp.
479,984
0.3
646,726
0.4
Singapore : 0.8%
71,400
(1)
BOC Aviation Ltd.
552,019
0.3
55,906
(2)
Grab Holdings Ltd. - Class
A
279,530
0.2
156,000
Sembcorp Industries Ltd.
608,504
0.3
1,440,053
0.8
South Africa : 0.2%
12,330
Gold Fields Ltd.
176,746
0.1
33,059
Sasol Ltd.
162,317
0.1
339,063
0.2
South Korea : 1.6%
10,813
GS Holdings Corp.
325,463
0.2
643  HD Hyundai Electric Co.
Ltd.
163,377
0.1
3,514
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
517,577
0.3
29,042
Hyundai Steel Co.
437,711
0.2
1,012
LG Chem Ltd.
207,049
0.1
41,020
LG Uplus Corp.
341,363
0.2
2,231  Samsung Electro-
Mechanics Co. Ltd.
174,182
0.1
9,233
SK Telecom Co. Ltd.
406,467
0.2
3,588
SK, Inc.
352,479
0.2
2,925,668
1.6
Spain : 1.4%
19,629  ACS Actividades de
Construccion y Servicios
SA
912,300
0.5
2,550
(1)
Aena SME SA
552,257
0.3
32,870
Red Electrica Corp. SA
587,121
0.3
95,220
Telefonica SA
431,365
0.3
2,483,043
1.4
Sweden : 2.8%
14,628
Atlas Copco AB - Class A
233,845
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
90,872
Husqvarna AB - Class B
$ 525,825
0.3
11,473
Indutrade AB
293,086
0.2
9,920
Saab AB - Class B
217,507
0.1
21,636
Sandvik AB
400,443
0.2
24,162
Skanska AB - Class B
504,467
0.3
46,732
SKF AB - Class B
898,475
0.5
34,405  Telefonaktiebolaget LM
Ericsson - Class B
279,531
0.2
114,437
Telia Co. AB
335,514
0.2
5,104
Trelleborg AB - Class B
168,828
0.1
47,998
Volvo AB - Class B
1,195,508
0.6
5,053,029
2.8
Switzerland : 1.9%
30,617
ABB Ltd., Reg
1,747,900
0.9
126
Givaudan SA, Reg
555,883
0.3
5,259
Holcim AG
535,994
0.3
10,494
SIG Group AG
208,043
0.1
1,971
Sika AG, Reg
511,499
0.3
3,559,319
1.9
Taiwan : 1.8%
1,162,000
AUO Corp.
560,187
0.3
46,000
Delta Electronics, Inc.
545,372
0.3
46,000  Evergreen Marine Corp.
Taiwan Ltd.
309,046
0.2
9,000
Fortune Electric Co. Ltd.
153,496
0.1
189,000  Hon Hai Precision Industry
Co. Ltd.
1,150,951
0.6
154,000  Yang Ming Marine
Transport Corp.
349,008
0.2
62,000  Zhen Ding Technology
Holding Ltd.
220,572
0.1
3,288,632
1.8
Turkey : 0.1%
34,987
KOC Holding AS
202,183
0.1
United Kingdom : 3.9%
9,551
Anglo American PLC
306,702
0.2
7,035
Anglogold Ashanti PLC
176,606
0.1
104,283
BAE Systems PLC
1,629,921
0.9
406,136
Centrica PLC
658,681
0.4
55,164
Melrose Industries PLC
403,649
0.2
14,003
Pentair PLC
1,526,187
0.8
87,553
(2)
Rolls-Royce Holdings PLC
622,800
0.3
44,441
Smiths Group PLC
1,001,659
0.6
896,600
Vodafone Group PLC
808,946
0.4
7,135,151
3.9
United States : 49.4%
8,020
A.O. Smith Corp.
597,410
0.3
11,887
AECOM
1,390,422
0.8
12,220
AMERCO
763,017
0.4
8,824
AMETEK, Inc.
1,715,209
0.9
3,346
(2)
Arista Networks, Inc.
1,357,874
0.7
88,865
AT&T, Inc.
2,058,113
1.1
7,324
Atmos Energy Corp.
1,108,268
0.6
582
(2)
Axon Enterprise, Inc.
376,531
0.2
35,553
Baker Hughes Co.
1,562,554
0.9
3,855
(2)
Boeing Co.
599,221
0.3
978
Carlisle Cos., Inc.
446,653
0.2
3,042
Carrier Global Corp.
235,359
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,129
Caterpillar, Inc.
$ 1,270,718
0.7
17,969
CenterPoint Energy, Inc.
586,149
0.3
2,061
Cheniere Energy, Inc.
461,685
0.3
59,038
Cisco Systems, Inc.
3,495,640
1.9
1,489
Constellation Energy Corp.
382,018
0.2
37,275
CSX Corp.
1,362,401
0.7
445
Deere & Co.
207,325
0.1
19,169
Delta Air Lines, Inc.
1,223,366
0.7
5,263
Dominion Energy, Inc.
309,201
0.2
1,107
Dover Corp.
227,931
0.1
8,840
DTE Energy Co.
1,111,895
0.6
10,149
DuPont de Nemours, Inc.
848,355
0.5
6,647
Eastman Chemical Co.
696,074
0.4
4,362
Eaton Corp. PLC
1,637,582
0.9
18,086
Edison International
1,587,046
0.9
739
EMCOR Group, Inc.
376,979
0.2
5,095
Emerson Electric Co.
675,597
0.4
11,204
Entergy Corp.
1,749,729
1.0
15,274
Evergy, Inc.
987,159
0.5
11,651
Eversource Energy
751,373
0.4
5,505
(2)
F5, Inc.
1,378,177
0.8
3,475
FedEx Corp.
1,051,778
0.6
2,677
Ferguson Enterprises, Inc.
578,045
0.3
18,184
Fortive Corp.
1,442,537
0.8
31,151
Freeport-McMoRan, Inc.
1,376,874
0.7
2,172
(2)
GE Vernova, Inc.
725,709
0.4
11,826
General Electric Co.
2,154,224
1.2
10,374
Graco, Inc.
944,864
0.5
31,721
Halliburton Co.
1,010,631
0.6
2,749  Honeywell International,
Inc.
640,325
0.3
6,048
Howmet Aerospace, Inc.
715,962
0.4
733
Hubbell, Inc.
337,246
0.2
14,506
Ingersoll Rand, Inc.
1,511,090
0.8
3,212
Jabil, Inc.
436,286
0.2
14,429  Johnson Controls
International PLC
1,210,016
0.7
5,656
(2)
Keysight Technologies,
Inc.
966,271
0.5
30,429
Kinder Morgan, Inc.
860,228
0.5
3,322
Linde PLC US
1,531,409
0.8
922
Lockheed Martin Corp.
488,116
0.3
2,226
Masco Corp.
179,326
0.1
10,833
NextEra Energy, Inc.
852,232
0.5
40,310
NiSource, Inc.
1,535,408
0.8
3,805
Nordson Corp.
993,067
0.5
3,059
Nucor Corp.
473,197
0.3
4,850  Old Dominion Freight Line,
Inc.
1,091,929
0.6
3,687
ONEOK, Inc.
418,843
0.2
6,688
Owens Corning
1,375,187
0.7
2,605
Parker-Hannifin Corp.
1,831,054
1.0
82,094
PG&E Corp.
1,775,693
1.0
11,080
PPG Industries, Inc.
1,378,020
0.8
11,157  Raytheon Technologies
Corp.
1,359,257
0.7
3,561
Rockwell Automation, Inc.
1,050,993
0.6
10,642
RPM International, Inc.
1,476,897
0.8
4,816
Schlumberger NV
211,615
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
21,419
Sempra Energy
$ 2,006,318
1.1
5,880
Sherwin-Williams Co.
2,336,712
1.3
22,701
Smurfit WestRock PLC
1,249,009
0.7
2,145
Snap-on, Inc.
792,985
0.4
7,221  Stanley Black & Decker,
Inc.
645,918
0.4
11,884
Textron, Inc.
1,017,627
0.6
6,478
T-Mobile US, Inc.
1,599,677
0.9
211
TransDigm Group, Inc.
264,377
0.1
10,445
(2)
Trimble, Inc.
762,172
0.4
25,984
(2)
Uber Technologies, Inc.
1,869,809
1.0
2,723
Union Pacific Corp.
666,209
0.4
3,024  United Parcel Service, Inc.
- Class B
410,417
0.2
1,535
United Rentals, Inc.
1,329,310
0.7
56,590  Verizon Communications,
Inc.
2,509,201
1.4
7,648  Vertiv Holdings Co. - Class
A
975,885
0.5
6,018
Vistra Corp.
961,917
0.5
474
Watsco, Inc.
261,458
0.1
8,268  Westinghouse Air Brake
Technologies Corp.
1,658,726
0.9
556
WW Grainger, Inc.
670,169
0.4
10,699
Xcel Energy, Inc.
776,319
0.4
3,291
Xylem, Inc.
417,134
0.2
90,702,709
49.4
Zambia : 0.1%
14,394
(2)
First Quantum Minerals
Ltd.
196,677
0.1
Total Common Stock
(Cost $142,643,221)
179,650,430
97.8
EXCHANGE-TRADED FUNDS : 2.3%
34,369
iShares MSCI ACWI ETF
4,185,113
2.3
Total Exchange-Traded
Funds
(Cost $3,927,138)
4,185,113
2.3
PREFERRED STOCK : 0.3%
Brazil : 0.3%
97,900  Centrais Eletricas
Brasileiras SA
628,390
0.3
Total Preferred Stock
(Cost $755,921)
628,390
0.3
Total Long-Term
Investments
(Cost $147,326,280)
184,463,933
100.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.6%
Mutual Funds : 0.6%
1,021,000
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.530%
(Cost $1,021,000) $ 1,021,000 0.6
Total Short-Term
Investments
(Cost $1,021,000)
$ 1,021,000
0.6
Total Investments in
Securities
(Cost $148,347,280) $ 185,484,933 101.0
Liabilities in Excess of
Other Assets (1,789,536) (1.0)
Net Assets $ 183,695,397 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of November 30, 2024.
Industry Diversification
Percentage
of Net Assets
Electric Utilities 7.2%
Industrial Machinery & Supplies & Components 7.2
Electrical Components & Equipment 6.0
Specialty Chemicals 5.8
Integrated Telecommunication Services 5.8
Aerospace & Defense 5.5
Industrial Conglomerates 5.0
Multi-Utilities 4.3
Construction & Engineering 3.6
Trading Companies & Distributors 3.6
Communications Equipment 3.5
Building Products 3.4
Construction Machinery & Heavy Transportation
Equipment 2.9
Rail Transportation 2.3
Multi-Sector Holdings 2.3
Wireless Telecommunication Services 2.2
Steel 2.1
Oil & Gas Storage & Transportation 2.1
Diversified Metals & Mining 2.1
Electronic Equipment & Instruments 1.9
Oil & Gas Equipment & Services 1.5
Gas Utilities 1.5
Industrial Gases 1.5
Electronic Components 1.3
Gold 1.2
Copper 1.2
Passenger Ground Transportation 1.2
Highways & Railtracks 1.1
Cargo Ground Transportation 1.0
Heavy Electrical Equipment 1.0
Construction Materials 1.0
Air Freight & Logistics 0.9

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Electronic Manufacturing Services 0.9%
Paper & Plastic Packaging Products & Materials 0.8
Passenger Airlines 0.8
Airport Services 0.7
Commodity Chemicals 0.6
Marine Transportation 0.5
Independent Power Producers & Energy Traders 0.5
Metal, Glass & Plastic Containers 0.5
Diversified Chemicals 0.4
Agricultural & Farm Machinery 0.4
Forest Products 0.4
Diversified Real Estate Activities 0.2
Aluminum 0.2
Paper Products 0.1
Oil & Gas Drilling 0.1
Renewable Electricity 0.1
Precious Metals & Minerals 0.0
Liabilities in Excess of Other Assets* (0.4)
Net Assets 100.0%
*      Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,434,200 $ — $ 4,434,200
Brazil 966,392 — — 966,392
Canada 8,768,688 — — 8,768,688
Chile 593,301 — — 593,301
China 372,814 3,500,022 — 3,872,836
Denmark — 195,715 — 195,715
France — 10,537,869 — 10,537,869
Germany — 5,467,502 — 5,467,502
Greece — 539,994 — 539,994
Hong Kong — 1,290,821 — 1,290,821
India — 5,340,234 — 5,340,234
Indonesia — 242,139 — 242,139
Ireland 1,454,871 1,542,878 — 2,997,749
Italy — 565,752 — 565,752
Japan — 13,749,273 — 13,749,273
Luxembourg — 834,834 — 834,834
Malaysia — 395,344 — 395,344
Netherlands 232,232 — — 232,232
Norway — 241,458 — 241,458
Qatar 411,844 — — 411,844
Russia — — — —
Saudi Arabia 479,984 166,742 — 646,726
Singapore 831,549 608,504 — 1,440,053
South Africa — 339,063 — 339,063
South Korea — 2,925,668 — 2,925,668
Spain — 2,483,043 — 2,483,043
Sweden — 5,053,029 — 5,053,029
Switzerland — 3,559,319 — 3,559,319
Taiwan — 3,288,632 — 3,288,632
Turkey 202,183 — — 202,183
United Kingdom 1,526,187 5,608,964 — 7,135,151
United States 90,702,709 — — 90,702,709
Zambia 196,677 — — 196,677
Total Common Stock 106,739,431 72,910,999 — 179,650,430
Exchange-Traded Funds 4,185,113 — — 4,185,113
Preferred Stock 628,390 — — 628,390
Short-Term Investments 1,021,000 — — 1,021,000
Total Investments, at fair value $ 112,573,934 $ 72,910,999 $ — $ 185,484,933
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (1,161,932) $ — $ (1,161,932)
Total Liabilities $ — $ (1,161,932) $ — $ (1,161,932)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At November 30, 2024, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Industrial Select Sector
SPDR Fund
Citibank N.A. Call 01/02/25 USD 143.180 102,668 USD 14,783,165 $ 235,202 $ (327,110)
iShares MSCI EAFE
ETF
UBS AG Call 12/19/24 USD 77.410 408,215 USD 32,236,739 428,503 (525,777)
iShares MSCI
Emerging Markets ETF
Citibank N.A. Call 12/19/24 USD 42.950 62,864 USD 2,719,497 39,152 (28,998)
Materials Select Sector
SPDR Fund
Wells Fargo
Securities LLC Call 01/02/25 USD 94.300 151,644 USD 14,372,818 221,658 (280,047)
$ 924,515 $ (1,161,932)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,753,450
Gross Unrealized Depreciation (5,615,796)
Net Unrealized Appreciation $ 37,137,654